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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003.
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Royal Capital Management, LLC
            ------------------------------------------
Address:    575 Lexington Avenue, 4th Floor
            ------------------------------------------
            New York, New York 10022
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yale M. Fergang
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    (212) 572-8333
          --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang             New York, New York             February 6, 2004
---------------------  --------------------------------------   ----------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  0
                                              -----------------------

Form 13F Information Table Entry Total:                            26
                                              -----------------------

Form 13F Information Table Value Total:      $                186,774
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC    COM         02209S103        30,085     552,826   SH               SOLE                   552,826
BRITESMILE INC      COM NEW     110415205         1,063      41,900   SH               SOLE                    41,900
CNA FINL CORP       CALL        1261179EE           311       1,753   SH               SOLE                     1,753
CNA FINL CORP       CALL        1261179EX           310       1,000   SH               SOLE                     1,000
COUNTRYWIDE
 FINANCIAL CORP     COM         222372104         5,057      66,667   SH               SOLE                    66,667
ECHELON CORP        COM         27874N105         1,082      97,100   SH               SOLE                    97,100
EDUCATION LENDING   COM         28140A109         1,117      83,400   SH               SOLE                    83,400
GROUP, INC
EL PASO ELEC CO     COM NEW     283677854        12,641     946,900   SH               SOLE                   946,900
FAIRFAX FINL
 HLDGS LTD          SUB VTG     303901102        14,554      83,400   SH               SOLE                    83,400
FOOT LOCKER INC.    COM         344849104         6,801     290,000   SH               SOLE                   290,000
GENESCO INC.        COM         371532102         3,123     206,400   SH               SOLE                   206,400
GOLD FIELDS
 LTD NEW            SPONSORED
                    ADR         38059T106         4,600     330,000   SH               SOLE                   330,000
HAYES LEMMERZ
 INTL INC           COM NEW     420781304         1,065      58,800   SH               SOLE                    58,800
HEAD N V            NY          422070102         3,116   1,246,400   SH               SOLE                 1,246,400
                    REGISTRY
                    SH
LOEWS CORP          COM         540424108        17,363     351,180   SH               SOLE                   351,180
MASSEY ENERGY CORP  COM         576206106         7,592     365,000   SH               SOLE                   365,000
NCO PORTFOLIO
 MNMT INC           COM         62885J108         7,405     899,800   SH               SOLE                   899,800
PIER 1 IMPORTS INC  COM         720279108         4,372     200,000   SH               SOLE                   200,000
PXRE GROUP LTD      COM         G73018106        12,756     541,200   SH               SOLE                   541,200
RYERSON TULL INC
 NEW                COM         78375P107         6,870     600,000   SH               SOLE                   600,000
SCOTTISH ANNUITY
 & LIFEORD HLDG                 G7885T104         13,038    627,414   SH               SOLE                   627,414
STAGE STORES INC    COM NEW     85254C305         8,370     300,000   SH               SOLE                   300,000
TASER INTL INC      COM         87651B104         1,236      15,000   SH               SOLE                    15,000
TEXAS GENCO HLDGS
 INC                COM         882443104         6,013     185,000   SH               SOLE                   185,000
WASHINGTON MUTUAL
 INC                COM         939322103         9,629     240,000   SH               SOLE                   240,000
WMS INDS INC        COM         929297109         7,205     275,000   SH               SOLE                   275,000